Income Taxes - Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income tax expense (benefit) at federal statutory rate	21.00%	21.00%	21.00%
Effect of flow-through entity	(17.00%)	(21.00%)	(21.00%)
Noncontrolling Interest	(2.00%)	0.00%	0.00%
Fair Value Adjustment for Class G Common Stock	2	0	0
Valuation Allowance	(2.00%)	0.00%	0.00%
Other	(2.00%)	0.00%	0.00%
Income tax expense (benefit)	0.00%	0.00%	0.00%